Significant Accounting Policies (Details) - EBP 030 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	$ 6,353,342,000	$ 5,656,943,000
Security-backed investment contracts (Synthetic GICs)	300,115,000	316,398,000
Textron Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	1,166,655,549	1,081,284,041
Cash (non-interest bearing)	25,341,230
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	6,336,732,000	5,642,411,000
Level 1 | Textron Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	1,166,655,000	1,081,284,000
Level 1 | BrokerageLink
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	475,751,000	400,890,000
Level 1 | Blended Debt And Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	2,492,314,000	2,131,690,000
Level 1 | Domestic Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	1,852,337,000	1,735,676,000
Level 1 | International Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	218,320,000	166,472,000
Level 1 | Debt Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	131,355,000	126,399,000
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	8,108,000	9,709,000
Level 2 | Textron Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	0	0
Level 2 | BrokerageLink
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	8,108,000	9,709,000
Level 2 | Blended Debt And Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	0	0
Level 2 | Domestic Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	0	0
Level 2 | International Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	0	0
Level 2 | Debt Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	0	0
Level 3 | Textron Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	0	0
Level 3 | BrokerageLink
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	0	0
Level 3 | Blended Debt And Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	0	0
Level 3 | Domestic Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	0	0
Level 3 | International Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	0	0
Level 3 | Debt Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	0	0
Not Subject to Leveling
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	$ 8,502,000	$ 4,823,000